CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Issuance cost paid net	¥ 69,498
Supplemental disclosure of cash flow information
Income taxes paid	1,139,981	$ 178,888	¥ 991,360	¥ 1,422,322
Interest expense paid	126,813	19,900	34,617
Supplemental disclosure on non-cash investing and financing activities:
Cash dividends declared in payables	321	50	9,673	1,629
Purchase of property and equipment included in payables	980,801	153,909	983,482	615,050
Purchase of property and equipment using prepayments recorded in other non-current assets	19,723	3,095	126,199	56,972
Purchase of land use rights using prepayments recorded in other non-current assets	¥ 206,050	$ 32,334	¥ 183,004	¥ 24,930